Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Amortization expense	$ 386.4	$ 357.8	$ 290.3
Expected amortization expense, 2013	353
Expected amortization expense, 2014	345
Expected amortization expense, 2015	321
Expected amortization expense, 2016	227
Expected amortization expense, 2017	200
Acquired IPR&D assets reclassified to product rights and licenses	33.0
Bioniche Pharma Holdings Limited
Business Acquisition [Line Items]
Impairment charge, IPR&D	41.6	16.2
Product rights and licenses
Business Acquisition [Line Items]
Payment to acquire intangible assets	$ 70.0
In-process research and development
Business Acquisition [Line Items]
Discount rate used in valuation of IPR&D	10.00%	10.00%
Dermatological | Product rights and licenses
Business Acquisition [Line Items]
Number of products acquired	2